Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations
	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$1,949	$1,949	$-	$-	$-
Short-term loans	6,230	6,230	-	-	-
Operating lease obligations
- Honesty Group(2)	403	105	161	137	-
- Other	311	211	100	-	-
Total	$8,893	$8,495	$261	$137	$-

(1)	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200 and $500, respectively. As of December 31, 2012, SGOCO International had paid capital of $450 and $301 to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International is obligated to pay up the remaining capital contribution obligations within two years of the date of issuance of each subsidiary's business license according to PRC registration capital management rules.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1-7 years from July 1, 2011.